OTHER INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended													6 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Oil and gas sales	$ 66,457							$ 37,185						$ 119,022	$ 74,967	$ 173,283		$ 85,966	$ 26,974
Gas transportation, gathering and processing	14,413							4,199						30,309	5,360	13,040		494	163
Oil field services	3,612							957						7,305	4,614	12,333		7,149	1,222
Other revenue	(442)							117						(419)	(154)	204		(168)	250
Total revenue	84,040	42,329		64,462		49,611		42,458		33,577	24,271	23,709	11,884	156,217	84,787	198,860		93,441	28,609
Lease operating expenses	20,609							10,700						32,740	21,540	45,684		25,456	10,678
Severance taxes and marketing	4,852							2,740						8,045	5,559	10,787		6,482	2,347
Exploration and abandonments	5,157							9,409						34,940	18,425	117,216		2,645	942
Gas transportation, gathering and processing	13,414							1,971						26,845	2,091	8,028		373	214
Oil field services	4,066							1,567						7,401	3,567	10,037		6,759	1,272
Impairment of Proved Oil and Gas Properties	16,034							0						16,034	0	4,096		21,792	306
Depreciation, depletion, and accretion	37,986							22,669						67,040	42,322	99,900		36,961	8,189
General and administrative	19,601							16,796						41,907	31,639	64,388		62,902	24,773
Total expenses	121,719							65,852						234,952	125,143	360,136		163,370	48,721
OPERATING LOSS	(37,679)	(16,962)	[1]	(103,471)	[1]	(17,449)	[1]	(23,394)	[1]	(33,428)	(16,657)	(16,871)	(2,973)	(78,735)	(40,356)	(161,276)	[1]	(69,929)	(20,112)
Interest income	94							62						205	96	230		27	61
Interest Expense	(17,149)							(9,909)						(35,043)	(14,730)	(51,846)		(11,984)	(3,584)
Gain (loss) on derivative contracts, net	6,400							18,104						(1,091)	19,207	22,239		(6,346)	814
Other	1,466							931						2,488	1,965	2,046		1,601	9
Total other expense	(10,882)							(335)						(35,991)	(3,548)	(27,331)		(16,702)	(2,700)
Loss from continuing operations before income tax	(48,561)							(23,729)						(114,726)	(43,904)	(188,607)		(86,631)	(22,812)
Income tax benefit	43,566							6,858						48,420	9,150	32,196		2,987	0
Loss from continuing operations	(4,995)							(16,871)						(66,306)	(34,754)	(156,411)		(83,644)	(22,812)
Income from discontinued operations, net of tax	(2,403)	5,101		4,856		4,908		2,416		2,907	2,167	1,873	285	14,208	7,517	17,281		7,232	2,481
Gain (loss) on sale of discontinued operations, net of tax	172,452	2,409		0		0		0						172,452	2,224	2,409		0	6,660
Net income (loss)	165,054							(14,455)						120,354	(25,013)	(136,721)		(76,412)	(13,671)
Net loss (income) attributable to non-controlling interest	386							(48)						889	(22)	4,013		(249)	(129)
Net loss attributable to Magnum Hunter Resources Corporation	165,440	(12,458)		(73,284)		(32,463)		(14,503)		(56,931)	2,000	(15,040)	(6,690)	121,243	(25,035)	(132,708)		(76,661)	(13,800)
Dividends on preferred stock	(14,129)							(8,205)						(27,617)	(12,860)	(34,706)		(14,007)	(2,467)
Net loss attributable to common shareholders	151,311	(17,052)		(85,371)		(42,283)		(22,708)		(60,921)	(1,952)	(18,497)	(9,298)	93,626	(37,895)	(167,414)		(90,668)	(16,267)
Total segment assets	2,035,920			2,198,632				1,805,614		1,168,760				2,035,920	1,805,614	2,198,632		1,168,760	248,967
Segment capital expenditures														277,492	224,925	568,610		291,942	80,078
U.S. Upstream
Segment Reporting Information
Oil and gas sales																133,727		75,235	26,974
Gas transportation, gathering and processing																0		0	0
Oil field services																0		0	0
Other revenue																363		(726)	168
Total revenue																134,090		74,509	27,142
Lease operating expenses																44,111		25,839	10,868
Severance taxes and marketing																8,416		5,894	2,347
Exploration and abandonments																80,375		2,605	942
Gas transportation, gathering and processing																0		0	0
Oil field services																0		0	0
Impairment of Proved Oil and Gas Properties																3,839		21,792	306
Depreciation, depletion, and accretion																65,041		28,573	7,780
General and administrative																30,680		8,883	1,724
Total expenses																232,462		93,586	23,967
OPERATING LOSS																(98,372)		(19,077)	3,175
Interest income																200		15	20
Interest Expense																(13,282)		(2,315)	(23)
Gain (loss) on derivative contracts, net																129		0	(6)
Other																2,745		1,606	9
Total other expense																(10,208)		(694)	0
Loss from continuing operations before income tax																(108,580)		(19,771)
Income tax benefit																23,977		2,862
Loss from continuing operations																(84,603)		(16,909)	3,175
Income from discontinued operations, net of tax																17,051		4,255	1,928
Gain (loss) on sale of discontinued operations, net of tax																2,409			6,660
Net income (loss)																(65,143)		(12,654)	11,763
Net loss (income) attributable to non-controlling interest																4,173		(249)	(129)
Net loss attributable to Magnum Hunter Resources Corporation																(60,970)		(12,903)	11,634
Dividends on preferred stock																0		0	0
Net loss attributable to common shareholders																(60,970)		(12,903)	11,634
Total segment assets				1,602,022						797,674						1,602,022		797,674	189,072
Segment capital expenditures																417,431		202,818	60,042
Canadian Upstream
Segment Reporting Information
Oil and gas sales	8,534							7,473						21,311	16,526	39,556		10,731	0
Gas transportation, gathering and processing	0							0						0	0	0		0	0
Oil field services	0							0						0	0	0		0	0
Other revenue	0							1						0	1	(35)		36	0
Total revenue	8,534							7,474						21,311	16,527	39,521		10,767	0
Lease operating expenses	1,904							901						3,637	2,231	5,163		1,813	0
Severance taxes and marketing	406							560						616	1,198	2,371		588	0
Exploration and abandonments	1,611							3,578						1,661	3,580	36,841		40	0
Gas transportation, gathering and processing	0							0						0	0	0		0	0
Oil field services	0							0						0	0	0		0	0
Impairment of Proved Oil and Gas Properties	114													114		257		0	0
Depreciation, depletion, and accretion	6,593							4,799						16,026	9,618	27,461		6,055	0
General and administrative	1,173							1,621						2,143	2,313	2,043		1,914	0
Total expenses	11,801							11,459						24,197	18,940	74,136		10,410	0
OPERATING LOSS																(34,615)		357	0
Interest income	776							767						1,540	1,536	3,096		2,062	0
Interest Expense																(1,724)		13	0
Gain (loss) on derivative contracts, net	0							0						0	0	0		0	0
Other	0							0						0	0	2		(5)	0
Total other expense	(49)							767						42	1,535	1,374		2,070	0
Loss from continuing operations before income tax	(3,316)							(3,218)						(2,844)	(878)	(33,241)		2,427
Income tax benefit	708							795						708	213	8,219		125
Loss from continuing operations	(2,608)							(2,423)						(2,136)	(665)	(25,022)		2,552	0
Income from discontinued operations, net of tax	0							0						0	0	0		0	0
Gain (loss) on sale of discontinued operations, net of tax	0							0						0	0	0			0
Net income (loss)	(2,608)							(2,423)						(2,136)	(665)	(25,022)		2,552	0
Net loss (income) attributable to non-controlling interest																0		0	0
Net loss attributable to Magnum Hunter Resources Corporation																(25,022)		2,552	0
Dividends on preferred stock																0		0	0
Net loss attributable to common shareholders																(25,022)		2,552	0
Total segment assets	248,908			392,918				243,965		349,410				248,908	243,965	392,918		349,410	0
Segment capital expenditures																84,536		18,493	0
Midstream
Segment Reporting Information
Oil and gas sales	0							0						0	0	0		0	0
Gas transportation, gathering and processing	16,151							4,199						33,453	5,360	15,469		1,978	334
Oil field services	0							0						0	0	0		0	0
Other revenue	0							14						0	17	473		513	80
Total revenue	16,151							4,213						33,453	5,377	15,942		2,491	414
Lease operating expenses	0							0						0	0	0		0	0
Severance taxes and marketing	0							0						0	0	0		0	0
Exploration and abandonments	0							0						0	0	0		0	0
Gas transportation, gathering and processing	13,414							1,971						26,845	2,091	7,908		373	214
Oil field services	0							0						0	0	0		0	0
Impairment of Proved Oil and Gas Properties	0													0		0		0	0
Depreciation, depletion, and accretion	3,282							1,190						5,969	1,658	5,963		1,789	45
General and administrative	2,053							795						3,290	1,107	3,798		850	71
Total expenses	18,749							3,956						36,104	4,856	17,669		3,012	330
OPERATING LOSS																(1,727)		(521)	84
Interest income	0							0						0	0	0		0	0
Interest Expense																(758)		(1,674)	0
Gain (loss) on derivative contracts, net	(5,169)							(1,350)						(5,440)	(1,350)	8,692		0	0
Other	(226)							(2)						(211)	(2)	(546)		0	0
Total other expense	(6,594)							(3,077)						(7,689)	(4,359)	7,388		(1,674)	0
Loss from continuing operations before income tax	(9,192)							(2,820)						(10,340)	(3,838)	5,661		(2,195)
Income tax benefit	0							0						0	0	0		0
Loss from continuing operations	(9,192)							(2,820)						(10,340)	(3,838)	5,661		(2,195)	84
Income from discontinued operations, net of tax	0							0						0	0	0		0	0
Gain (loss) on sale of discontinued operations, net of tax	0							0						0	0	0			0
Net income (loss)	(9,192)							(2,820)						(10,340)	(3,838)	5,661		(2,195)	84
Net loss (income) attributable to non-controlling interest																(160)		0	0
Net loss attributable to Magnum Hunter Resources Corporation																5,501		(2,195)	84
Dividends on preferred stock																(11,864)		0	0
Net loss attributable to common shareholders																(6,363)		(2,195)	84
Total segment assets	248,964			245,207				183,175		83,847				248,964	183,175	245,207		83,847	33,060
Segment capital expenditures																57,010		54,748	18,274
Oil Field Services
Segment Reporting Information
Oil and gas sales	0							0						0	0	0		0	0
Gas transportation, gathering and processing	0							0						0	0	0		0	0
Oil field services	3,693							1,392						7,424	6,260	13,552		9,417	3,388
Other revenue	(3)							0						(3)	(276)	(600)		9	2
Total revenue	3,690							1,392						7,421	5,984	12,952		9,426	3,390
Lease operating expenses	0							0						0	0	0		0	0
Severance taxes and marketing	0							0						0	0	0		0	0
Exploration and abandonments	0							0						0	0	0		0	0
Gas transportation, gathering and processing	0							0						0	0	0		0	0
Oil field services	4,147							1,219						7,482	3,567	10,420		8,315	3,419
Impairment of Proved Oil and Gas Properties	0													0		0		0	0
Depreciation, depletion, and accretion	521							249						859	448	967		544	364
General and administrative	107							57						471	106	418		461	143
Total expenses	4,775							1,525						8,812	4,121	11,805		9,320	3,926
OPERATING LOSS																1,147		106	(536)
Interest income	0							0						0	0	0		0	0
Interest Expense																(327)		(183)	(149)
Gain (loss) on derivative contracts, net	0							0						0	0	0		0	0
Other	0							0						0	0	(155)		0	0
Total other expense	(142)							(75)						(231)	(158)	(482)		(183)	(149)
Loss from continuing operations before income tax	(1,227)							(208)						(1,622)	1,705	665		(77)
Income tax benefit	0							0						0	0	0		0
Loss from continuing operations	(1,227)							(208)						(1,622)	1,705	665		(77)	(685)
Income from discontinued operations, net of tax	0							0						0	354	230		2,977	553
Gain (loss) on sale of discontinued operations, net of tax	0							0						0	2,224	0			0
Net income (loss)	(1,227)							(208)						(1,622)	4,283	895		2,900	(132)
Net loss (income) attributable to non-controlling interest																0		0	0
Net loss attributable to Magnum Hunter Resources Corporation																895		2,900	(132)
Dividends on preferred stock																0		0	0
Net loss attributable to common shareholders																895		2,900	(132)
Total segment assets	34,287			23,810				12,493		17,045				34,287	12,493	23,810		17,045	7,253
Segment capital expenditures																8,828		6,494	1,762
Corporate Unallocated
Segment Reporting Information
Oil and gas sales	0							0						0	0	0		0	0
Gas transportation, gathering and processing	0							0						0	0	0		0	0
Oil field services	0							0						0	0	0		0	0
Other revenue	0							0						0	0	0		0	0
Total revenue	0							0						0	0	0		0	0
Lease operating expenses	0							0						0	0	0		0	0
Severance taxes and marketing	0							0						0	0	0		0	0
Exploration and abandonments	0							0						0	0	0		0	0
Gas transportation, gathering and processing	0							0						0	0	0		0	0
Oil field services	0							0						0	0	0		0	0
Impairment of Proved Oil and Gas Properties	0													0		0		0	0
Depreciation, depletion, and accretion	0							0						0	0	0		0	0
General and administrative	11,485							11,074						27,477	21,898	27,137		50,794	22,835
Total expenses	11,485							11,074						27,477	21,898	27,137		50,794	22,835
OPERATING LOSS																(27,137)		(50,794)	(22,835)
Interest income	1,550							28						2,804	55	3,483		4	41
Interest Expense																(41,022)		(9,879)	(3,412)
Gain (loss) on derivative contracts, net	11,736							19,349						4,560	20,452	13,418		(6,346)	820
Other	100							0						100	0	0		0	0
Total other expense	(3,389)							1,875						(26,515)	(988)	(24,121)		(16,221)	(2,551)
Loss from continuing operations before income tax	(14,874)							(9,199)						(53,992)	(22,886)	(51,258)		(67,015)
Income tax benefit	41,945							0						41,945	0	0		0
Loss from continuing operations	27,071							(9,199)						(12,047)	(22,886)	(51,258)		(67,015)	(25,386)
Income from discontinued operations, net of tax	(8,453)							0						(8,453)	0	0		0	0
Gain (loss) on sale of discontinued operations, net of tax	0							0						0	0	0			0
Net income (loss)	18,618							(9,199)						(20,500)	(22,886)	(51,258)		(67,015)	(25,386)
Net loss (income) attributable to non-controlling interest																0		0	0
Net loss attributable to Magnum Hunter Resources Corporation																(51,258)		(67,015)	(25,386)
Dividends on preferred stock																(22,842)		(14,007)	(2,467)
Net loss attributable to common shareholders																(74,100)		(81,022)	(27,853)
Total segment assets	98,469			93,612				59,639		47,839				98,469	59,639	93,612		47,839	19,582
Segment capital expenditures																805		9,389	0
Intersegment Eliminations
Segment Reporting Information
Oil and gas sales	0							0						0	0	0		0	0
Gas transportation, gathering and processing	(2,177)							0						(3,583)	0	(2,429)		(1,484)	(171)
Oil field services	(81)							(435)						(119)	(1,646)	(1,219)		(2,268)	(2,166)
Other revenue	0							0						0	0	3		0	0
Total revenue	(2,258)							(435)						(3,702)	(1,646)	(3,645)		(3,752)	(2,337)
Lease operating expenses	(2,177)							(782)						(3,621)	(1,645)	(3,590)		(2,196)	(190)
Severance taxes and marketing	0							0						0	0	0		0	0
Exploration and abandonments	0							0						0	0	0		0	0
Gas transportation, gathering and processing	0							0						0	0	120		0	0
Oil field services	(81)							348						(81)	0	(383)		(1,556)	(2,147)
Impairment of Proved Oil and Gas Properties	0													0		0		0	0
Depreciation, depletion, and accretion	0							0						0	0	468		0	0
General and administrative	0							0						0	0	312		0	0
Total expenses	(2,258)							(434)						(3,702)	(1,645)	(3,073)		(3,752)	(2,337)
OPERATING LOSS																(572)		0	0
Interest income	(2,312)							(763)						(4,320)	(1,526)	(6,549)		(2,054)	0
Interest Expense																5,267		2,054	0
Gain (loss) on derivative contracts, net	0							0						0	0	0		0	0
Other	0							0						0	0	0		0	0
Total other expense	0							0						0	0	(1,282)		0	0
Loss from continuing operations before income tax	0							(1)						0	(1)	(1,854)		0
Income tax benefit	0							0						0	0	0		0
Loss from continuing operations	0							(1)						0	(1)	(1,854)		0	0
Income from discontinued operations, net of tax	0							0						0	0	0		0	0
Gain (loss) on sale of discontinued operations, net of tax	0							0						0	0	0			0
Net income (loss)	0							(1)						0	(1)	(1,854)		0	0
Net loss (income) attributable to non-controlling interest																0		0	0
Net loss attributable to Magnum Hunter Resources Corporation																(1,854)		0	0
Dividends on preferred stock																0		0	0
Net loss attributable to common shareholders																(1,854)		0	0
Total segment assets	(8,004)			(158,937)				(469)		(127,055)				(8,004)	(469)	(158,937)		(127,055)	0
Segment capital expenditures																$ 0		$ 0	$ 0

[1]	The quarter-ended December 31, 2012, loss from operations was primarily driven by exploration and abandonment expense. Management reviews leasehold acreage on a quarterly basis. During the quarter-ended December 31, 2012 management determined a significant portion of the non-core Williston Basin acreage would not be utilized as the Company planned to focus on assets that will provide a higher rate of return in 2013.